Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

Note 15: Earnings Per Common Share

Earnings per share has been computed using the number of outstanding shares of DIRECTV Group common stock from January 1, 2009 through November 19, 2009, and based on the outstanding shares of DIRECTV Class A common stock from November 20, 2009 through December 31, 2011 and Class B common stock from November 20, 2009 through June 16, 2010. See Note 4 for additional information regarding the Liberty Transaction and Note 14 for additional information regarding the Malone Transaction.

We compute basic earnings per common share, or EPS, by dividing net income by the weighted average number of common shares outstanding for the period.

Diluted EPS considers the effect of common equivalent shares, which consist entirely of common stock options and unvested restricted stock units issued to employees. In the computation of diluted EPS under the treasury stock method, the amount of assumed proceeds from restricted stock units and common stock options includes the amount of compensation cost attributable to future services not yet recognized, proceeds from the exercise of the options and the incremental income tax benefit or liability as if the awards were exercised or distributed during the period. We exclude common equivalent shares from the computation in loss periods as their effect would be antidilutive and we exclude common stock options from the computation of diluted EPS when their exercise price is greater than the average market price of our common stock. The following table sets forth the number of common stock options excluded from the computation of diluted EPS because the options’ exercise prices were greater than the average market price of our common stock during the years presented:

	December 31,
	2011	2010	2009
	(Shares in Millions)
Common stock options excluded	—	—	16

No DIRECTV Class B common stock options have been issued.

From November 20, 2009 to June 16, 2010, we allocated “Net income attributable to DIRECTV” in the Consolidated Statements of Operations to the DIRECTV Class A and DIRECTV Class B common stockholders based on the weighted average shares outstanding for each class through the close of the Malone Transaction on June 16, 2010. After the close of the Malone Transaction we allocate all net income attributable to DIRECTV to the DIRECTV Class A stockholders. At the close of the transaction, we exchanged 21.8 million shares of DIRECTV Class B common stock, which represented all of the issued and outstanding DIRECTV Class B common stock, for 26.5 million shares of DIRECTV Class A common stock. We determined the number of shares of DIRECTV Class A common stock to be exchanged as follows: one share of DIRECTV Class A common stock for each share of DIRECTV Class B common stock held, plus an additional number of DIRECTV Class A shares with a fair value of $160 million based on the market price of the DIRECTV Class A common stock at the time of the agreement on April 6, 2010. We included the $160 million in income attributable to DIRECTV Class B common stockholders. For the years ended December 31, 2011, 2010 and 2009, there were no dilutive securities outstanding for the DIRECTV Class B common stock. See Note 14 of the Notes to the Consolidated Financial Statements for a further discussion of the Malone Transaction.

The reconciliation of the amounts used in the basic and diluted EPS computation was as follows:

	Income	Shares	Per Share Amounts
	(Dollars and Shares in Millions, Except Per Share Amounts)
Year Ended December 31, 2011:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,609	$747	$3.49
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	5	(0.02)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,609	$752	$3.47
Year Ended December 31, 2010:
DIRECTV Class A Common Stock:
Basic EPS
Net income attributable to DIRECTV Class A common stockholders	$2,014	$870	$2.31
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	6	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV Class A common stockholders	$2,014	$876	$2.30
DIRECTV Class B Common Stock:
Basic and diluted EPS
Net income attributable to DIRECTV Class B common stockholders, including $160 million exchange inducement value for the Malone Transaction	$184	$22	$8.44
Year Ended December 31, 2009:
DIRECTV Class A Common Stock (DIRECTV Group common stock for period from January 1, 2009 through November 19, 2009):
Basic EPS
Net income attributable to DIRECTV	$942	$982	$0.96
Effect of Dilutive Securities
Dilutive effect of stock options and restricted stock units	—	7	(0.01)
Diluted EPS
Adjusted net income attributable to DIRECTV	$942	$989	$0.95
DIRECTV Class B Common Stock:
Net income attributable to DIRECTV Class B common stockholders	$—	$22	$(0.02)